Subsequent Events	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Subsequent Event [Line Items]
Subsequent Events
Note 16. Subsequent events
The Company evaluated all events or transactions that occurred after June 30, 2022 through August 12, 2022, the date the condensed consolidated financial statements were available to be issued.
Executive RSUs
On July 1, 2022, the Company granted 1,247,001 RSUs to certain executives with a total fair value of $5,474 based on the Company’s Class A common stock market price of $4.39 on the grant date. Such RSUs vest over a four year service period.
Common Stock Purchase Agreement
On August 8, 2022, the Company entered into a Common Stock Purchase Agreement (the “Purchase Agreement”) and a Registration Rights Agreement (the “Registration Rights Agreement”), each with CF Principal Investments LLC (“CFPI”), an entity affiliated with Cantor Fitzgerald & Co. relating to a committed equity facility (the “Facility”). Pursuant to the Purchase Agreement, the Company has the right from time to time, at its option, to sell to CFPI up to the lesser of (i) $100.0 million (the “Total Commitment”) in aggregate gross purchase price of newly issued shares of the Company’s Class A common stock, par value $0.0001 per share (the “Common Stock”), and (ii) the Exchange Cap, defined as 33,344,035 shares of common stock, which is equal to 19.99% of the voting power or number of shares of the Company’s total capital stock issued and outstanding immediately prior to the execution of the Purchase Agreement, subject to certain conditions and limitations set forth in the Purchase Agreement.
Sales of Common Stock to CFPI under the Purchase Agreement, and the timing of any sales, will be determined by the Company from time to time in its sole discretion and will depend on a variety of factors, including, among other things, market conditions and the trading price of the Common Stock. The net proceeds from any sales under the Purchase Agreement will depend on the frequency with, and prices at, which the shares of Common Stock are sold to CFPI. The Company expects to use the proceeds from any sales under the Purchase Agreement for working capital and general corporate purposes.
As consideration for CFPI’s commitment to purchase shares of Common Stock at the Company’s direction upon the terms and subject to the conditions set forth in the Purchase Agreement, the Company has agreed to issue shares of Common Stock in an amount equal to $1.0 million based on the closing price of the Common Stock on the New York Stock Exchange on the Upfront Determination Date (as defined in the Purchase Agreement).

Note 16. Subsequent events
The Company evaluated all events or transactions that occurred after December 31, 2021 through June 3, 2022, the date the consolidated financial statements were available to be issued.
Fifth Amendment Delayed Draw
On January 11, 2022, the Company received proceeds of $10,000 in connection with the Delayed Draw Tranche C Loan. In conjunction with the Delayed Draw Tranche C Loan, the Company issued the Delayed Draw Tranche C Warrants to the lenders to purchase 533,275 shares of Nonvoting Starry Common Stock.
Merger Agreement Waiver
Pursuant to the terms of the merger agreement, the Business Combination was subject to the satisfaction or waiver of certain customary closing conditions. At the time of the execution of the merger agreement, such closing conditions included, among others, that the amount equal to, as of immediately prior to the effective time of the Acquisition Merger (the “Acquisition Merger Effective Time”): (A) the funds contained in FirstMark’s trust account; plus (B) all other Cash and Cash Equivalents (as defined in the merger agreement) of New Starry; minus (C) the aggregate amount of cash proceeds required to satisfy the redemption of any shares of FirstMark’s Class A common stock pursuant to the redemption offer (to the extent not already paid as of immediately prior to the Acquisition Merger Effective Time); plus (D) the PIPE Investment actually received by FirstMark or Holdings at or prior to the closing of the Acquisition Merger (the “Acquisition Merger Closing”); plus (E) net cash proceeds actually received by Starry in consideration for the issuance of Additional Funding Shares (as defined in the merger agreement) (including pursuant to the Series Z Subscription Agreements) prior to the Acquisition Merger Closing shall be at least $300.0 million (the “Minimum Cash Condition”). At the time of the execution of the merger agreement, the closing of the PIPE Investment and the Series Z Investment was also subject to the satisfaction or waiver of the closing of the offering of the Convertible Notes. Further, the merger agreement provided that Starry will use reasonable best efforts to deliver payoff letters and related documentation with respect to certain of its indebtedness at least two business days prior to the closing date of the Acquisition Merger. In addition, the terms of the merger agreement provide that, unless otherwise approved by Starry, FirstMark shall not permit any amendment or modification to be made to, any waiver of, or provide consent to modify, any provision or remedy under any Subscription Agreements. On March 28, 2022, the parties to the merger agreement entered into a Merger Agreement Waiver (the “Merger Agreement Waiver”), pursuant to which they have agreed to waive such closing conditions. As a result of the Minimum Cash Condition not being met, the Convertible Notes (see Note 1) were not issued upon consummation of the Business Combination.
FirstMark Redemptions
Public shareholders redeemed 37,775,801 of FirstMark Class A Common Stock for an aggregate payment of $377,787, resulting in the Company receiving proceeds of $36,245 upon the consummation of the Business Combination on March 29, 2022.
PIPE Subscription Agreement
On March 25, 2022, the PIPE Subscription Agreement was amended such that the aggregate number of New Starry Class A Common Stock to be sold was increased from 10,900,000 to 14,533,334 New Starry Class A Common Stock and the purchase price per share was decreased from $10.00 to $7.50 per share.
On March 29, 2022, the PIPE investors purchased an aggregate of 14,533,334 shares of New Starry Class A Common Stock at $7.50 per share, resulting in aggregate proceeds of $109,000 in the PIPE investment.
Series Z Subscription Agreement
On March 25, 2022, the Series Z Subscription Agreement was amended such that the aggregate number of Series Z Preferred Stock to be sold was increased from 2,100,000 to 2,800,000 Series Z Preferred Stock and the purchase price per share was decreased from $10.00 to $7.50 per share.
In addition, on March 25, 2022, Starry and Tiger Global Private Investment Partners IX, LP (“Tiger”) entered into an additional Series Z Subscription Agreement (the “Tiger Series Z Subscription Agreement”) pursuant to which Tiger agreed to subscribe for 1,333,333 shares of Series Z Preferred Stock at a purchase price per share of $7.50 for a purchase price equal to approximately $10.0 million.
On March 29, 2022, the Series Z Investors purchased an aggregate of 4,133,333 shares of Starry Series Z Preferred Stock at $7.50 per share, resulting in aggregate proceeds of $31,000.

Seventh Amendment to Credit Agreement
On March 26, 2022, the Company entered into a Seventh Amendment to the Credit Agreement. The Seventh Amendment to the Credit Agreement amended and restated an affirmative covenant requiring the Company to provide annual audited financial statements without a “going concern” or like qualification, exception or emphasis. In addition, the Seventh Amendment to the Credit Agreement redefined the term “Change in Control” to exclude the aforementioned Business Combination with respect to contemplating the prepayment penalty. As a result of such amendments, the Company was in compliance with all bank covenants as of December 31, 2021. Without such amendments the Company would have been in default and the outstanding long-term debt balance would be payable upon demand. The lender has retained all other covenant requirements.
Tranche C Warrants
As the Business Combination occurred prior to April 15, 2022, approximately 75% of the Tranche C warrants, or 1,988,971 million warrants, were no longer subject to vest or become exercisable. See Warrants for non-voting common stock within Note 5.
Redeemable Shares
On March 31, 2022, the Company entered into an agreement with certain debt holders who are also shareholders (the “Optionholders”) of 1,209,029 shares of Class A common stock (the “Shares”) that grants and conveys to the Optionholders the option, in their sole discretion, to participate in a refinancing in full (the “Refinancing”) of the outstanding Term Loans, by providing new senior secured term loans and/or notes (including convertible notes), in each case on a first lien and/or junior lien basis as agreed upon by the parties (and such term loans and/or notes, the “New Debt”), to the Company and/or any of its subsidiaries as the borrower(s) in respect of such refinancing indebtedness. For the avoidance of doubt, nothing in the agreement requires the Company to enter into any Refinancing.
Prior to the consummation of any Refinancing, the Optionholders have the option, in their sole discretion, to exchange all or any portion of such Shares at an agreed value of $8.75 (as appropriately adjusted for any stock split, stock dividend, recapitalization or similar transaction affecting such shares) per share (for the avoidance of doubt, irrespective of the price of which the Class A common stock is trading on the New York Stock Exchange) for an equal principal amount of unsubordinated unsecured term loans or notes under a new debt facility (the “Junior Debt”) and not, for the avoidance of doubt, issued or incurred under the Starry Credit Agreement (the “Junior Debt Exchange”). Any Junior Debt shall mature on the earliest of the maturity date of the Starry Credit Agreement, the acceleration of the Term Loans in accordance with the Starry Credit Agreement, or the consummation of a Refinancing, and shall bear interest at a rate equal to Term Secured Overnight Financing Rate (“SOFR”) plus 1.00%. The aggregate principal amount of Junior Debt shall not exceed $15,000 and Starry, Inc. will be the borrower.
In connection with any Refinancing subsequent to the incurrence or issuance of any Junior Debt, the Company grants and conveys to each Optionholder the irrevocable option, in such Optionholder’s sole discretion, to exchange all or any portion of the principal amount of its Junior Debt on a dollar-for-dollar basis for an equal principal amount of New Debt.